SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

	Year ended
	December 31
Changes in non-cash working capital:	2021	2020

Accounts receivable	$5,468	$(6,393)
Prepaid expenses and other	(82)	(170)
Trade and other payables	141	(297)
Deferred revenue	(3,333)	3,333
Changes in non-cash working capital	$2,194	$(3,527)

Significant non-cash transactions:
Equity issued for royalty acquisitions (Note 4)	$2,740	$60,000
Conversion of debenture (Note 4)	3,410	—
Settlement of receivables in equity investments	—	1,519

Cash and cash equivalents at the end of the year:
Cash at bank	$17,059	$7,760